As filed with the Securities and Exchange Commission on May 20, 2020.

File Nos. 333-208873 and 811-23124

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	64 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	68 [X]

Franklin Templeton ETF Trust
(Exact Name of Registrant as Specified in Charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (954) 527-7500

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on June 1, 2020 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A relates only to the prospectus and statement of additional information (“SAI”) of the Franklin Liberty U.S. Treasury Bond ETF, a series of the Registrant and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant.

PART A AND PART B

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 64  to the Registration Statement, relating only to the Franklin Liberty U.S. Treasury Bond ETF a series of the Registrant (the “Fund”), is being filed for the sole purpose of designating June 1, 2020 as the new date upon which Post-Effective Amendment No. 61 , as filed on March 9, 2020 (Accession #0001379491-20-000774), (“PEA 61”) shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 61, are incorporated herein by reference in their entirety into this filing.

FRANKLIN TEMPLETON ETF TRUST

FILE NOS. 333-208873 & 811-23124

PART C

Other Information

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust dated October 19, 2018

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 14, 2019

(b)	By-Laws

(i)	Amended and Restated By-Laws effective as of October 19, 2018 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: June 14, 2019

(c)	Instruments Defining Rights of Security Holders

(i)	Agreement and Declaration of Trust

(a) Article III, Shares

(b) Article V, Shareholders’ Voting Powers and Meetings

(c) Article VI, Net Asset Value; Distributions; Redemptions; Transfers

(d) Article VIII, Certain Transactions: Section 4

(e) Article X, Miscellaneous: Section 4

(ii)	By-Laws
(a) Article II, Meetings of Shareholders (b) Article VI, Records and Reports: Section 1, 2 and 3 (c) Article VII, General Matters: Section 3, 4, 6 and 7 (d) Article VIII, Amendments: Section 1

(iii)	Part B, Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ International Equity Hedged ETF, and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(ii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ Emerging Markets ETF, and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(iii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ Global Dividend ETF, and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(iv)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ Global Equity ETF, and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(v)

Investment Management Agreement between Registrant, on behalf of Franklin Liberty U.S. Low Volatility ETF and Franklin Advisers, Inc. dated April 18, 2016

Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2016

(vi)

Investment Management Agreement between Registrant, on behalf of Franklin Liberty Investment Grade Corporate ETF and Franklin Advisers, Inc. dated April 18, 2016

Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2016

(vii)

Investment Management Agreement between Registrant, on behalf of Franklin Liberty International Opportunities ETF and Franklin Advisers, Inc. dated April 18, 2016

Filing: Post-Effective Amendment No. 10 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2017

(viii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ U.S. Equity ETF and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(ix)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(x)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ U.S. Small Cap Equity ETF and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(xi)

Investment Management Agreement between Registrant, on behalf of Franklin Liberty Intermediate Municipal Opportunities ETF and Franklin Advisers, Inc. dated April 1, 2017

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: August 30, 2017

(xii)

Investment Management Agreement between Registrant, on behalf of Franklin Liberty Municipal Bond ETF and Franklin Advisers, Inc. dated April 1, 2017

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: August 30, 2017

(xiii)

Sub-Advisory Agreement on behalf of Franklin Liberty Investment Grade Corporate ETF between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC dated April 18, 2016

Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2016

(xiv)

Sub-Advisory Agreement on behalf of Franklin Liberty

International Opportunities ETF between Franklin Advisers, Inc. and Franklin Templeton Investimentos (Brasil) Ltda. dated January 25, 2017

Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 21, 2017

(xv)

Sub-Advisory Agreement on behalf of Franklin Liberty

International Opportunities ETF between Franklin Advisers, Inc. and Franklin Templeton Investments Corp. dated January 25, 2017

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: August 30, 2017

(xvi)

Sub-Advisory Agreement on behalf of Franklin Liberty

International Opportunities ETF between Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited dated January 25, 2017

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: August 30, 2017

(xvii)

Sub-Advisory Agreement on behalf of Franklin Liberty

International Opportunities ETF between Franklin Advisers, Inc. and Franklin Templeton Investments (ME) Limited dated January 25, 2017

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: August 30, 2017

(xviii)

Sub-Advisory Agreement on behalf of Franklin Liberty

International Opportunities ETF between Franklin Advisers, Inc. and Franklin Templeton Investment Trust Management Co., Ltd. dated January 25, 2017

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: August 30, 2017

(xix)

Sub-Advisory Agreement on behalf of Franklin Liberty

International Opportunities ETF between Franklin Advisers, Inc. and Templeton Asset Management Ltd. dated January 25, 2017 with Amended Schedule A dated March 1, 2019

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(xx)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Asia ex Japan ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxi)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Australia ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Russia ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxiii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Taiwan ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxiv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Brazil ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE China ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxvi)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE India ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxvii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Japan ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxviii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Mexico ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxix)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE South Korea ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxx)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Switzerland ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxxi)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE United Kingdom ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxxii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Canada ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxxiii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Europe ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxxiv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE France ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxxv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Germany ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxxvi)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Hong Kong ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxxvii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Italy ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxxviii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Europe Hedged ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxxix)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Japan Hedged ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xl)

Investment Management Agreement between Registrant, on behalf of Franklin Liberty High Yield Corporate ETF and Franklin Advisers, Inc. dated May 30, 2018

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 23, 2018

(xli)

Investment Management Agreement between Registrant, on behalf of Franklin Liberty International Aggregate Bond ETF and Franklin Templeton Investment Management Limited dated May 30, 2018

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 23, 2018

(xlii)

Investment Management Agreement between Registrant, on behalf of Franklin Liberty Senior Loan ETF and Franklin Advisers, Inc. dated May 30, 2018

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 23, 2018

(xliii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Saudi Arabia ETF and Franklin Advisers, Inc. dated September 25, 2018

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(xliv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE South Africa ETF and Franklin Advisers, Inc. dated September 25, 2018

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(xlv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Latin America ETF and Franklin Advisers, Inc. dated September 25, 2018

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(xlvi)

Sub-Advisory Agreement on behalf of Franklin Liberty International Aggregate Bond ETF between Franklin Templeton Investment Management Limited and Franklin Advisers, Inc. dated March 1, 2019

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(xlvii)

Investment Management Agreement between Registrant, on behalf of Franklin Liberty U.S. Core Bond ETF and Franklin Advisers, Inc. effective September 17, 2019

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 9, 2019

(xlviii)

Amendment dated October 1, 2019 to Investment Management Agreement between Registrant, on behalf of Franklin Liberty U.S. Low Volatility ETF and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 9, 2019

(xlix)

Amendment dated August 1, 2019 to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ Emerging Markets ETF and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 9, 2019

(l)

Amendment dated August 1, 2019 to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ U.S. Equity ETF and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 9, 2019

(li)

Investment Management Agreement between Registrant, on behalf of Franklin Liberty Systemic Prima ETF and Franklin Advisers, Inc. effective December 18, 2019

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 6, 2019

(lii)

Investment Management Agreement between Registrant, on behalf of Franklin Genomic Advancements ETF and Franklin Advisers, Inc. effective January 24, 2020

Filing: Post-Effective Amendment No. 58 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 24, 2020

(liii)

Investment Management Agreement between Registrant, on behalf of Franklin Intelligent Machines ETF and Franklin Advisers, Inc. effective January 24, 2020

Filing: Post-Effective Amendment No. 58 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 24, 2020

(liv)

Investment Management Agreement between Registrant, on behalf of Franklin Disruptive Commerce ETF and Franklin Advisers, Inc. effective January 24, 2020

Filing: Post-Effective Amendment No. 58 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 24, 2020

(lv)

Form of Investment Management Agreement between Registrant, on behalf of Franklin Liberty Ultra Short Bond ETF and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: March 10, 2020

(e)	Underwriting Contracts

(i)

Distribution Agreement, between the Registrant and Franklin Templeton Distributors, Inc. dated April 18, 2016 with an Amended Exhibit A dated September 6, 2018

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(ii)	Form of Authorized Participant Agreement Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: May 17, 2016

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016

Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 17, 2016

(ii)

Amended Appendix A dated July 26, 2018 to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(iii)

Amendment to State Street Fund Connect Agreement dated April 16, 2016, as amended September 13, 2018

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(h)	Other Material Contracts

(i)

Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated February 1, 2019

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(ii)

Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 with an Amended Schedule A dated September 6, 2018

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(iii)

Amendment to Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 and Amended as of December 29, 2017

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(iv)

Amendment to Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 and Amended as of December 29, 2017 with an Amended Annex 1 dated August 21, 2018

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(v)

Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016 with an Amended Schedule A dated September 6, 2018

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(vi)

Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated April 18, 2016

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(vii)

Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated February 16, 2017

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(viii)

Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated August 29, 2017 with revised Exhibit A as of September 1, 2018

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(ix)

Sub-Contract for Fund Administrative Services between Franklin Templeton Investment Management Limited and Franklin Templeton Services, LLC dated February 1, 2019

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(x)

Sub-Contract for Fund Administrative Services between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC dated February 1, 2019

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(xi)

Form of Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated September 17, 2019 on behalf of Franklin Liberty Core U.S. Bond ETF

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 9, 2019

(i)	Legal Opinion

(i)

Opinion and Consent of Counsel dated May 13, 2016 with respect to Franklin LibertyQ International Equity Hedged ETF, Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF and Franklin LibertyQ Global Equity ETF

Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 17, 2016

(ii)

Opinion and Consent of Counsel dated September 14, 2016 with respect to Franklin Liberty U.S. Low Volatility ETF and Franklin Liberty Investment Grade Corporate ETF

Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2016

(iii)

Opinion and Consent of Counsel dated January 11, 2017 with respect to Franklin Liberty International Opportunities ETF

Filing: Post-Effective Amendment No. 10 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2017

(iv)

Opinion and Consent of Counsel dated April 21, 2017 with respect to Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF

Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 21, 2017

(v)

Opinion and Consent of Counsel dated August 30, 2017 with respect to Franklin Liberty Intermediate Municipal Opportunities ETF and Franklin Liberty Municipal Bond ETF

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: August 30, 2017

(vi)

Opinion and Consent of Counsel dated October 30, 2017 with respect to FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, Franklin FTSE United Kingdom ETF, Franklin FTSE Asia ex Japan ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF, and Franklin FTSE Japan Hedged ETF

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(vii)

Opinion and Consent of Counsel dated May 23, 2018 with respect to Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF and Franklin Liberty Senior Loan ETF

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 23, 2018

(viii)

Opinion and Consent of Counsel dated September 7, 2018 with respect to Franklin FTSE Saudi Arabia ETF

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(ix)

Opinion and Consent of Counsel dated September 7, 2018 with respect to Franklin FTSE South Africa ETF

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(x)

Opinion and Consent of Counsel dated September 7, 2018 with respect to Franklin FTSE Latin America ETF

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(xi)

Opinion and Consent of Counsel dated September 9, 2019 with respect to Franklin Liberty U.S. Core Bond ETF

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 6, 2019

(xii)

Opinion and Consent of Counsel dated December 6, 2019 with respect to Franklin Liberty Systematic Style Premia ETF

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 6, 2019

(xiii)

Opinion and Consent of Counsel dated January 24, 2020 with respect to Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF and Franklin Intelligent Machines ETF

Filing: Post-Effective Amendment No. 58 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 24, 2020

(xiv)

Opinion and Consent of Counsel dated March 10, 2020 with respect to Franklin Liberty Ultra Short Bond ETF

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: March 10, 2020

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

Not Applicable

(m)	Rule 12b-1 Plan

(i)

Distribution Plan pursuant to Rule 12b-1 dated April 18, 2016 with an Amended Exhibit A dated September 6, 2019

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 9, 2019

(n)	Rule 18f-3 Plan

Not Applicable

(p)	Code of Ethics

(i)	Code of Ethics dated December 31, 2018 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: June 14, 2019

(q)	Power of Attorney

(i)	Power of Attorney dated April 18, 2016 Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: April 22, 2016

(ii)	Power of Attorney dated May 23, 2017 for Matthew T. Hinkle Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: July 3, 2017

(iii)	Power of Attorney dated July 5, 2019 for Vivek Pai Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: July 26, 2019

(iv)	Power of Attorney dated January 6, 2020 for Deborah D. McWhinney Filing: Post-Effective Amendment No. 58 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: January 24, 2020

Item 29. Persons Controlled by or Under Common Control with the Registrant

None

Item 30. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

(a) Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers, Registrant’s investment manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which set forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b) Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional is an indirect, wholly owned subsidiary of Resources. FT Institutional serves as sub-adviser to Franklin Liberty Investment Grade Corporate ETF.  The officers of FT Institutional also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-60684), incorporated herein by reference, which set forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(c) Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)

FTI Brasil is an indirect, wholly owned subsidiary of Resources. FTI Brasil serves as sub-adviser to Franklin Liberty International Opportunities ETF.  The officers of FTI Brasil also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FTI Brasil (SEC File 801-71881), incorporated herein by reference, which set forth the officers of FTI Brasil and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(d) Franklin Templeton Investments Corp. (FTIC)

FTIC is an indirect, wholly owned subsidiary of Resources. FTIC serves as sub-adviser to Franklin Liberty International Opportunities ETF.  The officers and/or directors of FTIC also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FTIC (SEC File 801-58185), incorporated herein by reference, which set forth the officers of FTIC and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(e) Franklin Templeton Investment Management Limited (FTIML)

FTIML is an indirect, wholly owned subsidiary of Resources. FTIML serves as sub-adviser to Franklin Liberty International Opportunities ETF.  The officers of FTIML also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FTIML (SEC File 801-55170), incorporated herein by reference, which set forth the officers of FTIML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(f) Franklin Templeton Investments (ME) Limited (FTIME)

FTIME is an indirect, wholly owned subsidiary of Resources. FTIME serves as sub-adviser to Franklin Liberty International Opportunities ETF.  The officers of FTIME also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FTIME (SEC File 801-77965), incorporated herein by reference, which set forth the officers of FTIME and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(g) Franklin Templeton Investment Trust Management Co., Ltd. (FTITMC)

FTITMC is an indirect, wholly owned subsidiary of Resources. FTITMC serves as sub-adviser to Franklin Liberty International Opportunities ETF.  The officers of FTITMC also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FTITMC (SEC File 801-71877), incorporated herein by reference, which set forth the officers of FTITMC and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(h) Templeton Asset Management Ltd. (TAML)

TAML is an indirect, wholly owned subsidiary of Resources. TAML serves as sub-adviser to Franklin Liberty International Opportunities ETF.  The officers of TAML also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of TAML (SEC File 801-46997), incorporated herein by reference, which set forth the officers of TAML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(i)     Franklin Advisory Services, LLC (Advisory Services)

Advisory Services is an indirect wholly owned subsidiary of Resources. Advisory Services serves as adviser Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Africa ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, Franklin FTSE United Kingdom ETF, Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF, Franklin LibertyQ International Equity Hedged ETF, Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF. The officers of Advisory Services also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisory Services (SEC File 801-51967), incorporated herein by reference, which sets forth the officers of Advisory Services and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32. Principal Underwriters

(a)  Franklin Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin Custodian Funds

Franklin ETF Trust

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Global Trust

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Municipal Securities Trust

Franklin Mutual Series Funds

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Tax-Free Trust

Franklin U.S. Government Money Fund

Franklin Templeton Variable Insurance Products Trust

Franklin Value Investors Trust

Institutional Fiduciary Trust

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Global Investment Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not Applicable.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 19th day of May, 2020.

FRANKLIN TEMPLETON ETF TRUST

(Registrant)

By:	/s/NAVID J. TOFIGH
Navid J. Tofigh
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Patrick O’Connor*
Patrick O’Connor	President and Chief Executive Officer – Investment Management	May 19, 2020
Matthew T. Hinkle*
Matthew T. Hinkle	Chief Executive Officer – Finance and Administration	May 19, 2020

Vivek Pai*
Vivek Pai	Chief Financial Officer, Chief Accounting Officer and Treasurer	May 19, 2020

Jennifer M. Johnson*
Jennifer M. Johnson	Trustee	May 19, 2020

Rohit Bhagat*
Rohit Bhagat	Trustee	May 19, 2020

Deborah D. McWhinney*
Deborah D. McWhinney	Trustee	May 19, 2020

Anantha K. Pradeep*
Anantha K. Pradeep	Trustee	May 19, 2020

* By: /s/NAVID J. TOFIGH

Navid J. Tofigh

Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed)

FRANKLIN TEMPLETON ETF TRUST

REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached:

EXHIBIT No.	DESCRIPTION

None